Segment, Geographic and Customer Concentration Information - Additional Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Concentration Risk Percentage	100.00%	100.00%	100.00%	100.00%
Geographic Concentration Risk [Member] | UNITED STATES | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage	10.00%	10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | SWEDEN | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage	64.00%	27.00%	43.00%	21.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		14.00%		20.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		10.00%		14.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Four [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage				11.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Five [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage				10.00%